CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Issued capital [member]	Share premium [member]	Reserve For Shared Based Payment Transactions [Member]	Currency Translation Adjustments [Member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2018		$ 171	$ 67,193	$ 3,357	$ (2,188)	$ (61,581)	$ 6,952
IfrsStatementLineItems [Line Items]
Net loss and total comprehensive loss						(10,328)	(10,328)
Issuance of shares, net (***)	[1]	62	26,271				26,333
Expiration of share options			(185)	185
Cost of share-based payment				1,263			1,263
Ending balance, value at Dec. 31, 2019		233	93,649	4,435	(2,188)	(71,909)	24,220
IfrsStatementLineItems [Line Items]
Net loss and total comprehensive loss						(5,385)	(5,385)
Forfeiture of share options				(187)			(187)
Issuance of shares, net (***)			466	(466)
Expiration of share options			1,020	(1,020)
Cost of share-based payment				986			986
Ending balance, value at Dec. 31, 2020		233	95,135	3,748	(2,188)	(77,294)	19,634
IfrsStatementLineItems [Line Items]
Net loss and total comprehensive loss						(6,462)	(6,462)
Issuance of shares, net (***)	[2]	129	42,131				42,260
Expiration of share options			142	(142)
Cost of share-based payment				1,893			1,893
Exercise of share options		1	158	(159)
Ending balance, value at Dec. 31, 2021		$ 363	$ 137,566	$ 5,340	$ (2,188)	$ (83,756)	$ 57,325

[1]	Net of issuance expenses of $4,444 thousand.
[2]	Net of issuance expenses of $2,940 thousand.